Long-Term Debt - Additional Information - Senior unsecured bonds (Detail)	1 Months Ended	3 Months Ended	12 Months Ended
	May 31, 2014 USD ($)	Nov. 30, 2013 USD ($) vessel	Dec. 31, 2016 USD ($) subsidiary	Dec. 31, 2015 USD ($)	Feb. 28, 2015 USD ($)	Sep. 30, 2013 USD ($)
Debt Instrument [Line Items]
Number of vessels | vessel		5
Carrying amount of long-term debt			$ 6,730,132,000	$ 7,480,374,000
Number of subsidiaries | subsidiary			3
Teekay Offshore [Member] | Five-year senior unsecured bonds [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 300,000,000
Debt term	5 years
Debt instrument, carrying amount			$ 300,000,000
Debt instrument interest rate	6.00%
Teekay Offshore [Member] | Ten-year senior unsecured bonds [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount		$ 174,200,000				$ 174,200,000
Debt term		10 years
Debt instrument interest rate		4.96%				4.96%
Number of vessels | vessel		2
Debt instrument, carrying amount			$ 143,300,000
Teekay Offshore [Member] | Senior secured Bonds Due in June 2024 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount					$ 30,000,000
Debt instrument interest rate			4.27%
Carrying amount of long-term debt			$ 23,400,000
Number of subsidiaries | subsidiary			2